UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22442
                                                    -----------

                    First Trust High Income Long/Short Fund
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: January 31, 2012
                                             ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule of Investments is attached herewith.


FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)



    PRINCIPAL                                                   STATED
      VALUE                      DESCRIPTION                    COUPON     STATED MATURITY     VALUE
---------------  ---------------------------------------     ------------  --------------- --------------
CORPORATE BONDS AND NOTES - 95.0%

                 AUTOMOTIVE - 3.5%
 $     2,376,000 Ford Motor Co. (b).....................         9.22%         09/15/21    $    2,877,930
         553,000 Ford Motor Co. ........................         8.90%         01/15/32           682,955
       3,000,000 Ford Motor Co. (b).....................         7.75%         06/15/43         3,101,250
       2,480,000 Ford Motor Co. ........................         9.98%         02/15/47         3,230,200
      21,000,000 General Motors Unsecured Claim Trust
                     Units (c)..........................          N/A             N/A             231,000
       3,876,000 Goodyear Tire & Rubber (The) Co. (b)...        10.50%         05/15/16         4,263,600
       3,122,000 Navistar International Corp. ..........         8.25%         11/01/21         3,387,370
       4,552,000 Tomkins Inc., LLC .....................         9.00%         10/01/18         5,064,100
                                                                                           --------------
                                                                                               22,838,405
                                                                                           --------------

                 BANKING - 5.4%
      10,855,000 Ally Financial, Inc. ..................         7.50%         09/15/20        11,682,694
         172,000 Ally Financial, Inc. ..................         8.00%         11/01/31           183,395
       5,610,000 Bank of America Corp. .................         7.63%         06/01/19         6,349,673
       6,500,000 Capital One Capital III (b)............         7.69%         08/15/36         6,589,375
       6,000,000 Deutsche Postbank Funding Trust IV (EUR)
                     (d) (e)............................         5.98%         06/29/49         5,886,200
       4,000,000 Fifth Third Capital Trust IV (b) (e)...         6.50%         04/15/37         3,990,000
                                                                                           --------------
                                                                                               34,681,337
                                                                                           --------------

                 BASIC INDUSTRY - 10.2%
       4,200,000 Alpha Natural Resources, Inc. (b)......         6.00%         06/01/19         4,189,500
         687,000 Alpha Natural Resources, Inc. .........         6.25%         06/01/21           683,565
       1,255,000 Arch Coal, Inc. (f)....................         7.00%         06/15/19         1,264,413
         408,000 Arch Coal, Inc. .......................         7.25%         10/01/20           412,080
       9,000,000 Associated Materials LLC ..............         9.13%         11/01/17         8,775,000
       3,500,000 Boise Cascade LLC (b)..................         7.13%         10/15/14         3,530,625
       3,635,000 Boise Paper Holdings LLC/Boise Finance
                     Co. (b)............................         9.00%         11/01/17         3,980,325
       1,357,000 Century Aluminum Co. (b)...............         8.00%         05/15/14         1,387,533
       4,000,000 Cloud Peak Energy Resources Corp., LLC
                     (b)................................         8.25%         12/15/17         4,340,000
       6,500,000 Hexion U.S. Finance Corp./Hexion Nova
                     Scotia Finance ULC ................         8.88%         02/01/18         6,516,250
       8,655,000 Huntsman International LLC (b).........         8.63%         03/15/21         9,542,137
       1,746,847 Lyondell Chemical Co. .................        11.00%         05/01/18         1,921,532
       5,000,000 Momentive Performance Materials, Inc. .         9.00%         01/15/21         4,550,000
       4,000,000 Polypore International, Inc. (b).......         7.50%         11/15/17         4,220,000
       4,150,000 Texas Industries, Inc. (b).............         9.25%         08/15/20         3,885,437
       4,000,000 USG Corp. .............................         6.30%         11/15/16         3,605,000
       1,878,000 USG Corp. (f)..........................         8.38%         10/15/18         1,859,220
       1,800,000 Vertellus Specialties, Inc. (f)........         9.38%         10/01/15         1,350,000
                                                                                           --------------
                                                                                               66,012,617
                                                                                           --------------

                 CAPITAL GOODS - 8.5%
       1,900,000 Alliant Techsystems, Inc. (b)..........         6.75%         04/01/16         1,961,750
       3,400,000 Alliant Techsystems, Inc. (b)..........         6.88%         09/15/20         3,553,000
       6,390,000 American Railcar Industries, Inc. (b)..         7.50%         03/01/14         6,485,850


                See Notes to Quarterly Portfolio of Investments


Page 1


FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2012 (UNAUDITED)



    PRINCIPAL                                                   STATED
      VALUE                      DESCRIPTION                    COUPON     STATED MATURITY     VALUE
---------------  ---------------------------------------     ------------  --------------- --------------
CORPORATE BONDS AND NOTES - (CONTINUED)

                 CAPITAL GOODS - (CONTINUED)
 $     3,850,000 BE Aerospace, Inc. (b).................         6.88%         10/01/20    $    4,244,625
       3,500,000 Ducommun, Inc. (f).....................         9.75%         07/15/18         3,596,250
       5,000,000 Manitowoc (The), Inc., Co. (b).........         8.50%         11/01/20         5,475,000
       1,860,000 Mueller Water Products, Inc. (b).......         7.38%         06/01/17         1,785,600
       7,500,000 Reynolds Group Issuer, Inc., LLC (f)...         9.25%         05/15/18         7,518,750
         485,000 Reynolds Group Issuer, Inc., LLC (f)...         9.88%         08/15/19           495,912
       7,500,000 Terex Corp. (b)........................         8.00%         11/15/17         7,612,500
       6,500,000 Transdigm, Inc. (b)....................         7.75%         12/15/18         7,150,000
       4,650,000 Triumph Group, Inc. (b)................         8.63%         07/15/18         5,208,000
                                                                                           --------------
                                                                                               55,087,237
                                                                                           --------------

                 CONSUMER CYCLICAL - 1.2%
       3,250,000 ACCO Brands Corp. (b)..................        10.63%         03/15/15         3,615,950
       3,500,000 Phillips-Van Heusen Corp. (b)..........         7.38%         05/15/20         3,885,000
                                                                                           --------------
                                                                                                7,500,950
                                                                                           --------------

                 CONSUMER NON-CYCLICAL - 0.5%
       3,170,000 Libbey Glass, Inc. (b).................        10.00%         02/15/15         3,407,750
                                                                                           --------------

                 ENERGY - 8.3%
       3,974,000 Berry Petroleum Co. ...................         6.75%         11/01/20         4,152,830
       6,500,000 Chesapeake Energy Corp. (b)............         9.50%         02/15/15         7,345,000
       3,250,000 Denbury Resources, Inc. (b)............         8.25%         02/15/20         3,713,125
         425,000 Ferrellgas Finance Corp., L.P. ........         9.13%         10/01/17           448,375
       3,000,000 Ferrellgas Finance Corp., L.P. (b).....         6.50%         05/01/21         2,610,000
         800,000 Frontier Oil Corp. ....................         6.88%         11/15/18           824,000
       2,850,000 Geokinetics Holdings USA, Inc. (b).....         9.75%         12/15/14         1,995,000
       4,625,000 Helix Energy Solutions Group, Inc. (f).         9.50%         01/15/16         4,879,375
       4,000,000 Hornbeck Offshore Services, Inc. (b)...         8.00%         09/01/17         4,230,000
       7,500,000 Linn Energy LLC/Linn Energy Finance Corp.
                     (b)................................         8.63%         04/15/20         8,362,500
       5,500,000 PHI, Inc. (b)..........................         8.63%         10/15/18         5,582,500
       5,400,000 Regency Energy Partners L.P./Regency
                     Energy Finance Corp. (b)...........         9.38%         06/01/16         6,021,000
       3,425,000 Targa Resources Partners L.P./Targa
                     Resources Partners Finance Corp. (b)        7.88%         10/15/18         3,699,000
                                                                                           --------------
                                                                                               53,862,705
                                                                                           --------------

                 FINANCIAL SERVICES - 9.6%
      19,500,000 CIT Group, Inc. (f)....................         7.00%         05/02/17        19,573,125
      10,500,000 GE Capital Trust IV (EUR) (d) (e)......         4.63%         09/15/66        11,880,534
         410,000 General Electric Capital Corp. (EUR) (d)
                     (e)................................         5.50%         09/15/67           471,942
       7,500,000 Icahn Enterprises L.P./Icahn Enterprises
                     Finance Corp. .....................         8.00%         01/15/18         7,818,750
       8,000,000 SLM Corp. (b)..........................         8.00%         03/25/20         8,540,000
      18,000,000 Springleaf Finance Corp. (b)...........         6.90%         12/15/17        14,040,000
                                                                                           --------------
                                                                                               62,324,351
                                                                                           --------------


                           See Notes to Quarterly Portfolio of Investments


Page 2


FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2012 (UNAUDITED)



    PRINCIPAL                                                   STATED
      VALUE                      DESCRIPTION                    COUPON     STATED MATURITY     VALUE
---------------  ---------------------------------------     ------------  --------------- --------------
CORPORATE BONDS AND NOTES - (CONTINUED)

                 HEALTHCARE - 3.4%
 $     5,880,000 Alere, Inc. ...........................         9.00%         05/15/16    $    6,188,700
       3,207,000 Bausch & Lomb, Inc. (b)................         9.88%         11/01/15         3,375,367
       5,600,000 HCA Holdings, Inc. ....................         7.75%         05/15/21         5,894,000
       3,415,000 HCA, Inc. (b)..........................         6.50%         02/15/16         3,585,750
       3,150,000 Kinetic Concepts, Inc. (f).............        10.50%         11/01/18         3,220,875
                                                                                           --------------
                                                                                               22,264,692
                                                                                           --------------

                 INSURANCE - 6.7%
       2,450,000 American International Group, Inc. (EUR)
                     (d) (e)............................         8.00%         05/22/38         2,740,026
       1,800,000 American International Group, Inc. (EUR)
                     (d) (e)............................         4.88%         03/15/67         1,577,502
       3,050,000 American International Group, Inc. (GBP)
                     (d) (e)............................         8.63%         05/22/38         4,215,018
      10,950,000 American International Group, Inc. (GBP)
                     (d) (e)............................         5.75%         03/15/67        12,199,261
       5,000,000 CHUBB Corp. (b) (e)....................         6.38%         03/29/67         5,125,000
      11,000,000 Glen Meadow Pass Through Trust (e) (f).         6.51%         02/12/67         8,332,500
       6,500,000 Liberty Mutual Group, Inc. (e) (f).....         7.00%         03/15/37         5,752,500
       2,000,000 Lincoln National Corp. (b) (e).........         7.00%         05/17/66         1,910,000
       1,800,000 Lincoln National Corp. (b) (e).........         6.05%         04/20/67         1,615,500
                                                                                           --------------
                                                                                               43,467,307
                                                                                           --------------

                 MEDIA - 3.1%
       6,000,000 CCH II LLC/CCH II Capital Corp. .......        13.50%         11/30/16         6,945,000
       3,500,000 Cequel Communications Holdings I
                     LLC/Cequel Capital Corp. (b) (f)...         8.63%         11/15/17         3,745,000
       3,931,000 Clear Channel Communications, Inc. ....         5.50%         12/15/16         2,181,705
       1,800,000 Clear Channel Communications, Inc. ....         9.00%         03/01/21         1,575,000
         218,000 Clear Channel Worldwide Holdings, Inc.          9.25%         12/15/17           241,435
       4,850,000 Clear Channel Worldwide Holdings, Inc.
                     (b)................................         9.25%         12/15/17         5,347,125
                                                                                           --------------
                                                                                               20,035,265
                                                                                           --------------

                 SERVICES - 22.7%
       2,421,763 American Airlines Pass Through Trust
                     2001-01 ...........................         7.38%         05/23/19         1,331,969
       5,526,948 American Airlines Pass Through Trust
                     2001-01 ...........................         6.98%         05/23/21         4,366,289
       3,500,000 ARAMARK Corp. (b)......................         8.50%         02/01/15         3,605,000
       2,000,000 Ashtead Capital, Inc. (f)..............         9.00%         08/15/16         2,105,000
       5,500,000 Avis Budget Car Rental LLC/Avis Budget
                     Finance, Inc. (b)..................         9.63%         03/15/18         6,036,250
       1,426,000 Avis Budget Car Rental LLC/Avis Budget
                     Finance, Inc. (b)..................         8.25%         01/15/19         1,507,995
       6,500,000 Beazer Homes USA, Inc. ................         8.13%         06/15/16         5,655,000
       5,948,280 Continental Airlines 2003-ERJ1 Pass
                     Through Trust .....................         7.88%         07/02/18         5,918,539


                See Notes to Quarterly Portfolio of Investments


Page 3


FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2012 (UNAUDITED)



    PRINCIPAL                                                   STATED
      VALUE                      DESCRIPTION                    COUPON     STATED MATURITY     VALUE
---------------  ---------------------------------------     ------------  --------------- --------------
CORPORATE BONDS AND NOTES - (CONTINUED)

                 SERVICES - (CONTINUED)
 $     2,761,435 Continental Airlines 2005-ERJ1 Pass
                     Through Trust .....................         9.80%         04/01/21    $    2,816,663
       1,776,488 Delta Air Lines 2009-1 Series B Pass
                     Through Trust .....................         9.75%         12/17/16         1,856,430
       7,000,000 Delta Air Lines, Inc. (f)..............        12.25%         03/15/15         7,490,000
       5,986,000 Energysolutions, Inc., LLC ............        10.75%         08/15/18         5,776,490
       9,000,000 Harrah's Operating, Inc., Co. .........        10.00%         12/15/18         6,705,000
       8,000,000 Hertz (The) Corp. .....................         7.50%         10/15/18         8,600,000
       5,250,000 Iron Mountain, Inc. (b)................         8.38%         08/15/21         5,761,875
       3,500,000 Isle of Capri Casinos, Inc. ...........         7.75%         03/15/19         3,360,000
       5,000,000 K Hovnanian Enterprises, Inc. .........        10.63%         10/15/16         4,387,500
       8,000,000 MGM Resorts International .............        11.13%         11/15/17         9,140,000
       3,728,365 Northwest Airlines 2001-1 Class B Pass
                     Through Trust .....................         7.69%         04/01/17         3,653,797
       5,500,000 Pinnacle Entertainment, Inc. (b).......         7.50%         06/15/15         5,637,500
       1,780,000 Pulte Group, Inc. (b)..................         7.63%         10/15/17         1,846,750
       4,570,000 Pulte Group, Inc. (b)..................         7.88%         06/15/32         4,044,450
       4,414,000 RailAmerica, Inc. .....................         9.25%         07/01/17         4,932,645
       3,319,000 Shea Homes L.P./Shea Homes Funding Corp.
                     (f)................................         8.63%         05/15/19         3,327,298
       5,500,000 Standard Pacific Corp. (b).............         8.38%         05/15/18         5,610,000
       3,863,391 UAL 2009-2B Pass Through Trust (f).....        12.00%         01/15/16         4,114,511
       7,000,000 United Air Lines, Inc. (f).............        12.00%         11/01/13         7,420,000
       5,150,000 United Rentals North America, Inc. (b).         9.25%         12/15/19         5,716,500
       2,500,000 United Rentals North America, Inc. (b).         8.38%         09/15/20         2,556,250
       7,230,050 US Airways 2000-3C Pass Through Trust .         8.39%         03/01/22         5,928,641
       5,000,000 Wynn Las Vegas LLC/Wynn Las Vegas Capital
                     Corp. .............................         7.88%         05/01/20         5,625,000
                                                                                           --------------
                                                                                              146,833,342
                                                                                           --------------

                 TECHNOLOGY & ELECTRONICS - 4.6%
       5,500,000 Alcatel-Lucent USA, Inc. (b)...........         6.45%         03/15/29         4,180,000
       5,675,000 CommScope, Inc. (f)....................         8.25%         01/15/19         5,930,375
       9,050,000 First Data Corp. (f)...................         8.88%         08/15/20         9,683,500
       8,834,000 Freescale Semiconductor, Inc. (f)......        10.13%         03/15/18         9,871,995
                                                                                           --------------
                                                                                               29,665,870
                                                                                           --------------

                 TELECOMMUNICATIONS - 4.5%
       1,496,000 Eh Holding Corp. (f)...................         7.63%         06/15/21         1,585,760
       7,000,000 Frontier Communications Corp. (b)......         9.00%         08/15/31         6,265,000
       3,500,000 MetroPCS Wireless, Inc. (b)............         7.88%         09/01/18         3,710,000
      10,000,000 Sprint Capital Corp. (b)...............         8.75%         03/15/32         8,450,000
       6,000,000 Sprint Nextel Corp. (b)................         9.25%         04/15/22         5,790,000
       3,250,000 Viasat, Inc. (b).......................         8.88%         09/15/16         3,363,750
                                                                                           --------------
                                                                                               29,164,510
                                                                                           --------------

                 UTILITY - 2.8%
       7,500,000 Calpine Corp. (f)......................         7.88%         07/31/20         8,118,750


                See Notes to Quarterly Portfolio of Investments


Page 4


FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2012 (UNAUDITED)



    PRINCIPAL                                                   STATED
      VALUE                      DESCRIPTION                    COUPON     STATED MATURITY     VALUE
---------------  ---------------------------------------     ------------  --------------- --------------
CORPORATE BONDS AND NOTES - (CONTINUED)

                 UTILITY - (CONTINUED)
 $     3,350,000 Energy Future Intermediate Holding Co.,
                     LLC/Energy Future Intermediate
                     Holding Finance, Inc. (b)..........        10.00%         12/01/20    $    3,626,375
       5,000,000 NRG Energy, Inc. ......................         8.25%         09/01/20         4,950,000
       2,150,000 Texas Competitive Electric Holdings Co.
                     LLC/Texas Competitive Electric
                     Holdings Finance, Inc. (f).........        11.50%         10/01/20         1,634,000
                                                                                           --------------
                                                                                               18,329,125
                                                                                           --------------
                 TOTAL CORPORATE BONDS AND NOTES ....................................         615,475,463
                 (Cost $625,575,431)                                                       --------------


    PRINCIPAL
      VALUE
     (LOCAL                                                     STATED                         VALUE
    CURRENCY)                    DESCRIPTION                    COUPON     STATED MATURITY  (US DOLLARS)
---------------  ---------------------------------------     ------------  --------------- --------------
FOREIGN CORPORATE BONDS AND NOTES - 19.3%

                 BANKING - 4.5%
       6,500,000 ABN AMRO Bank N.V. (EUR) (e)...........            4.31%      03/29/49         6,191,367
         500,000 Egg Banking PLC (GBP) (e)..............            6.88%      12/29/21           727,038
       7,829,000 Egg Banking PLC (GBP) (e)..............            7.50%      05/29/49        11,349,954
       5,110,000 HT1 Funding GmbH (EUR) (e).............            6.35%      07/29/49         3,876,782
       3,300,000 IKB Deutsche Industriebank AG (EUR) (g)            2.37%      05/28/13         3,064,748
         175,000 IKB Deutsche Industriebank AG (EUR) ...            4.50%      07/09/13           186,331
       2,100,000 Mizuho Capital Investment, Ltd. (USD) (b)
                     (e) (f)............................           14.95%      12/29/49         2,540,968
         868,000 Societe Generale (GBP) (e).............            5.75%      03/29/49         1,306,242
                                                                                           --------------
                                                                                               29,243,430
                                                                                           --------------

                 BASIC INDUSTRY - 4.8%
       4,500,000 Aperam (USD) (f).......................            7.38%      04/01/16         3,960,000
       3,451,000 Boart Longyear Management Pty., Ltd.
                     (USD) (f)..........................            7.00%      04/01/21         3,623,550
       3,135,000 FMG Resources Pty, Ltd. (USD) (f)......            7.00%      11/01/15         3,252,563
       1,000,000 INEOS Finance PLC (EUR) ...............            9.25%      05/15/15         1,366,906
       4,000,000 INEOS Group Holdings PLC (EUR) ........            7.88%      02/15/16         4,528,450
       5,000,000 Novelis, Inc. (USD) (b)................            8.75%      12/15/20         5,612,500
       4,200,000 Stora Enso Oyj (USD) (f)...............            7.25%      04/15/36         3,433,500
       6,785,000 Vedanta Resources PLC (USD) (f)........            8.25%      06/07/21         5,563,700
                                                                                           --------------
                                                                                               31,341,169
                                                                                           --------------

                 CAPITAL GOODS - 0.6%
       3,000,000 Ardagh Packaging Finance (EUR) ........            9.25%      10/15/20         3,845,651
                                                                                           --------------

                 CONSUMER NON-CYCLICAL - 0.9%
       6,000,000 JBS Finance II Ltd. (USD) (f)..........            8.25%      01/29/18         5,910,000
                                                                                           --------------

                 ENERGY - 3.0%
       9,400,000 CHC Helicopter S.A. (USD) (f)..........            9.25%      10/15/20         9,282,500


                See Notes to Quarterly Portfolio of Investments


Page 5


FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2012 (UNAUDITED)



    PRINCIPAL
      VALUE
     (LOCAL                                                     STATED                         VALUE
    CURRENCY)                    DESCRIPTION                    COUPON     STATED MATURITY  (US DOLLARS)
---------------  ---------------------------------------     ------------  --------------- --------------
FOREIGN CORPORATE BONDS AND NOTES - (CONTINUED)

                 ENERGY - (CONTINUED)
      $5,600,000 OGX Petroleo e Gas Participacoes S.A.
                     (USD) (f)..........................            8.50%      06/01/18    $    5,812,800
       3,861,000 Precision Drilling Corp. (USD) ........            6.63%      11/15/20         4,073,355
                                                                                           --------------
                                                                                               19,168,655
                                                                                           --------------

                 INSURANCE - 1.4%
       5,000,000 ING Groep N.V. (GBP) (e)...............            5.14%      03/29/49         5,672,866
       3,500,000 Oil Insurance Ltd. (USD) (f) (g).......            3.56%      12/29/49         3,164,955
                                                                                           --------------
                                                                                                8,837,821
                                                                                           --------------

                 SERVICES - 1.6%
       5,250,000 Hapag-Lloyd AG (USD) (f)...............            9.75%      10/15/17         4,488,750
       5,755,000 Royal Caribbean Cruises Ltd. (USD) (b).            7.50%      10/15/27         5,755,000
                                                                                           --------------
                                                                                               10,243,750
                                                                                           --------------

                 TELECOMMUNICATIONS - 1.7%
       3,000,000 En Germany Holdings B.V. (EUR) ........           10.75%      11/15/15         3,629,824
       5,250,000 Intelsat Luxembourg S.A. (USD) (b).....           11.25%      02/04/17         5,315,625
       2,200,000 Intelsat Luxembourg S.A. (USD) (b) (h).           11.50%      02/04/17         2,216,500
                                                                                           --------------
                                                                                               11,161,949
                                                                                           --------------

                 UTILITY - 0.8%
       5,000,000 Intergen N.V. (USD) (f)................            9.00%      06/30/17         5,325,000
                                                                                           --------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES ............................         125,077,425
                 (Cost $132,995,573)                                                       --------------


    PRINCIPAL                                                                 STATED
      VALUE                      DESCRIPTION                   RATE (i)     MATURITY (j)       VALUE
---------------  ---------------------------------------     ------------  --------------- --------------

SENIOR FLOATING-RATE LOAN INTERESTS - 4.3%

                 AUTOMOTIVE - 2.1%
       7,226,387 Allison Transmission, Inc..............            2.79%      08/07/14         7,143,283
       7,206,170 Federal Mogul Corp Term Loan B ........            2.34%      12/27/14         6,885,495
                                                                                           --------------
                                                                                               14,028,778
                                                                                           --------------

                 ENERGY - 0.9%
       5,985,000 Meg Energy Term Loan ..................            4.00%      03/18/18         5,972,390
                                                                                           --------------

                 REAL ESTATE - 0.6%
       3,373,206 Realogy Initial Term Loan B ...........            4.69%      10/10/16         3,314,174
         478,559 Realogy Synthetic Letter of Credit ....            4.69%      10/10/16           470,184
                                                                                           --------------
                                                                                                3,784,358
                                                                                           --------------

                 SERVICES - 0.7%
       4,930,556 US Airways Term Loan (PP) .............            2.77%      03/23/14         4,439,965
                                                                                           --------------
                 TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ..........................          28,225,491
                 (Cost $28,299,207)                                                        --------------


                See Notes to Quarterly Portfolio of Investments


Page 6


FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2012 (UNAUDITED)



    PRINCIPAL                                                   STATED
      VALUE                      DESCRIPTION                    COUPON     STATED MATURITY     VALUE
---------------  ---------------------------------------     ------------  --------------- --------------
ASSET-BACKED SECURITIES - 2.3%
                 Ace Securities Corp.
 $     4,192,939     Series 2007-HE2, Class A2A (g).....            0.40%      12/25/36    $    2,351,014
                 Carrington Mortgage Loan Trust
       3,093,060     Series 2006-NC4, Class A5 (g)......            0.34%      10/25/36         2,433,559
                 HSI Asset Securitization Corp. Trust
       2,795,853     Series 2007-NC1, Class A1 (g)......            0.38%      04/25/37         1,865,809
                 Keycorp Student Loan Trust
       3,388,023     Series 2000-A, Class A2 (g)........            0.83%      05/25/29         3,090,652
                 Morgan Stanley ABS Capital I
       1,665,121     Series 2006-HE6, Class A2B (g).....            0.38%      09/25/36         1,369,619
                 Securitized Asset Backed Receivables LLC
                     Trust
      10,390,650     Series 2006-FR4, Class A2A (g).....            0.36%      08/25/36         2,856,140
                 Soundview Home Equity Loan Trust
       1,733,746     Series 2006-EQ2, Class A2 (g)......            0.39%      01/25/37           898,060
                                                                                           --------------
                 TOTAL ASSET-BACKED SECURITIES ......................................          14,864,853
                 (Cost $19,657,628)                                                        --------------

MORTGAGE-BACKED SECURITIES - 0.8%

                 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
                 Morgan Stanley Mortgage Loan Trust
       2,065,937     Series 2007-6XS, Class 2A1S (g)....            0.39%      02/25/47         1,684,541
                 Wells Fargo Mortgage Backed Securities Trust
       4,507,415     Series 2006-AR7, Class 2A4 (g).....            2.75%      05/25/36         3,198,426
                                                                                           --------------
                 TOTAL MORTGAGE-BACKED SECURITIES ...................................           4,882,967
                 (Cost $5,747,606)                                                         --------------



     SHARES                                     DESCRIPTION                                    VALUE
---------------  ----------------------------------------------------------------------    --------------
COMMON STOCKS - 1.6%

                 AUTOMOTIVE - 1.2%
         448,000 Ford Motor Co. (k)..................................................           5,564,160
          98,768 General Motors Co. (k)..............................................           2,372,407
                                                                                           --------------
                                                                                                7,936,567
                                                                                           --------------

                 BANKING - 0.4%
          75,700 Citigroup, Inc. ....................................................           2,325,504
                                                                                           --------------
                 TOTAL COMMON STOCKS ................................................          10,262,071
                 (Cost $14,700,177)                                                        --------------

WARRANTS - 0.3%

                 AUTOMOTIVE - 0.3%
          77,608 General Motors Co. (k)..............................................           1,174,209
          77,608 General Motors Co. (k)..............................................             810,228
                                                                                           --------------
                 TOTAL WARRANTS .....................................................           1,984,437
                 (Cost $4,065,974)                                                         --------------


                See Notes to Quarterly Portfolio of Investments


Page 7


FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2012 (UNAUDITED)



     SHARES                                     DESCRIPTION                                    VALUE
---------------  ----------------------------------------------------------------------    --------------

SHORT-TERM INVESTMENTS - 2.1%
      13,343,545 Dreyfus Government Cash Management .................................      $   13,343,545
                                                                                           --------------
                 TOTAL SHORT-TERM INVESTMENTS .......................................          13,343,545
                 (Cost $13,343,545)                                                        --------------

                 TOTAL INVESTMENTS - 125.7% .........................................         814,116,252
                 (Cost $844,385,141) (l)                                                   --------------


    PRINCIPAL                                                   STATED
      VALUE                      DESCRIPTION                    COUPON     STATED MATURITY     VALUE
---------------  ---------------------------------------     ------------  --------------- --------------

U.S. GOVERNMENT BONDS SOLD SHORT - (27.0%)
    (95,800,000) United States Treasury Note Bond ......         1.25%         09/30/15       (98,718,930)
    (70,000,000) United States Treasury Note Bond ......         2.63%         08/15/20       (76,070,330)
                                                                                           --------------
                 TOTAL U.S. GOVERNMENT BONDS SOLD SHORT .............................        (174,789,260)
                 (Cost $(161,572,235))                                                     --------------

                 NET OTHER ASSETS AND LIABILITIES - 1.3% ............................           8,651,323
                                                                                           --------------

                 NET ASSETS - 100.0% ................................................      $  647,978,315
                                                                                           ==============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security or a portion of this security is segregated as collateral for investments sold short.

(c) Represents non-transferable trust units established per General Motors Corp. reorganization to facilitate future distributions, if any, of General Motors stock and/or warrants for disputed unresolved claims. These units were received in exchange for the previously owned General Motors 8.375% Corporate Notes that were scheduled to mature on 7/15/33.

(d) Security issued by a U.S. incorporated entity, that has its principal value denominated in the listed foreign currency.

(e) Fixed-to-floating rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2012. At a predetermined date, the fixed rate will change to a floating rate.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by MacKay Shields LLC, the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2012, securities noted as such amounted to $179,227,395, or 27.66% of net assets.

(g) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2012.

(h) This security is a Payment-in-Kind ("PIK")/Toggle Note whereby interest will be paid either in cash or PIK until 2/15/13. If the interest is paid in PIK then the coupon is 100 basis points higher than the stated coupon rate.

(i) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum base LIBOR rate.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HIGH INCOME LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2012 (UNAUDITED)



(j) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(k)   Non-income producing security.

(l) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,284,219 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $44,553,108.

N/A   Not Applicable.


Currency Abbreviations:
           EUR   Euro Dollar
           GBP   British Pound Sterling
           USD   United States Dollar

------------------------------------------------


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                 ASSETS TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                  1/31/2012         PRICES          INPUTS          INPUTS
                                                 --------------  -------------   --------------  ------------
Corporate Bonds and Notes*...................... $  615,475,463  $          --   $  615,475,463  $         --
Foreign Corporate Bonds and Notes*..............    125,077,425             --      125,077,425            --
Senior Floating-Rate Loan Interests*............     28,225,491             --       28,225,491            --
Asset-Backed Securities.........................     14,864,853             --       14,864,853            --
Mortgage-Backed Securities......................      4,882,967             --        4,882,967            --
Common Stocks*..................................     10,262,071     10,262,071               --            --
Warrants*.......................................      1,984,437      1,984,437               --            --
Short-Term Investments..........................     13,343,545     13,343,545               --            --
                                                 --------------  -------------   --------------  ------------

Total Investments............................... $  814,116,252  $  25,590,053   $  788,526,199  $         --
                                                 ==============  =============   ==============  ============


                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   1/31/2012        PRICES          INPUTS          INPUTS
                                                 --------------  -------------   --------------  ------------
U.S. Government Bonds Sold Short................ $ (174,789,260) $          --   $ (174,789,260) $         --
Forward Foreign Currency Contracts**............ $     (839,743)            --         (839,743)           --
                                                 --------------  -------------   --------------  ------------
Total .......................................... $ (175,629,003) $          --   $ (175,629,003) $         --
                                                 ==============  =============   ==============  ============


*  See the Portfolio of Investments for industry breakout.
** See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HIGH INCOME LONG/SHORT FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
JANUARY 31, 2012 (UNAUDITED)



                                      FORWARD FOREIGN CURRENCY CONTRACTS
                            ---------------------------------------------------------

                                                                         PURCHASE           SALE
                                                                        VALUE AS OF      VALUE AS OF     UNREALIZED
 SETTLEMENT                      AMOUNT                AMOUNT           JANUARY 31,      JANUARY 31,    APPRECIATION/
    DATE     COUNTERPARTY    PURCHASED (a)            SOLD (a)             2012             2012        (DEPRECIATION)
-----------  ------------   ------------------    ------------------   --------------   --------------   -------------
  03/08/12       JPM        USD     47,801,457    EUR     36,850,000   $   47,801,457   $   48,205,285   $   (403,828)
  03/08/12       JPM        USD     34,382,247    GBP     22,102,000       34,382,247       34,818,162       (435,915)
                                                                                                         ------------

Net Unrealized Appreciation (Depreciation).........................................................      $   (839,743)
                                                                                                         ============


(a) Please see page 9 for currency descriptions.

Counterparty Abbreviations:
           JPM   JPMorgan Chase






                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                    FIRST TRUST HIGH INCOME LONG/SHORT FUND
                          JANUARY 31, 2012 (UNAUDITED)



                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust High Income Long/Short Fund (the "Fund") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's securities will be valued as follows:

   Corporate bonds, notes, U.S. Government Securities, Mortgage-backed Securities ("MBS"), Asset-backed Securities ("ABS") and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

   A ready market does not exist for some of these investments. As such, these values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

   Common stocks, and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

   Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

   Securities traded in the over-the-counter market are valued at their closing bid prices.

   Credit default swaps, if any, are valued using a pricing service or, if the pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.

The loan assignments, participations and commitments ("Senior Loans") held in the Fund are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses broker quotes to value the Senior Loans.

Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

                    FIRST TRUST HIGH INCOME LONG/SHORT FUND
                          JANUARY 31, 2012 (UNAUDITED)



In the event the pricing service or dealer does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

     11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

     12)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

    o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o   Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

    o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2012, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2012, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

                    FIRST TRUST HIGH INCOME LONG/SHORT FUND
                          JANUARY 31, 2012 (UNAUDITED)




C. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Schedule of Forward Foreign Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

During the period ended January 31, 2012, the open and close notional values of forward foreign currency contracts were $508,021,180 and $(514,528,799), respectively.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

E. SHORT SALES:

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When a short sale is engaged in, the security sold short must be borrowed and delivered to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust High Income Long/Short Fund
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Mark R. Bradley
                          -----------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date  March 26, 2012
     ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark R. Bradley
                          -----------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date  March 26, 2012
     ------------------------

By (Signature and Title)* /s/ James M. Dykas
                          ------------------------------------------------------
                          James M. Dykas, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date  March 26, 2012
     ------------------------

* Print the name and title of each signing officer under his or her signature.